Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of Inventories	Inventories consists of the following:
	Dec 31, 2025	Dec 31, 2024

Spare parts inventories	1,990,925	2,030,244
Total	1,990,925	2,030,244